Land Use Rights, net (Details) - Land use rights - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land Use Rights, net
Cost	¥ 4,784,572	¥ 4,801,005
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(722,217)	(599,256)
Impairment		(14,284)
Land use right, net	4,047,355	4,172,465
Total amortization expense	¥ 125,600	¥ 112,800	¥ 101,900